BENEFIT PLAN	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
BENEFIT PLAN

NOTE 12 – BENEFIT PLAN

Titan offers a 401(k) plan. Employees are eligible to participate in the plan on the first day of the month following the date of hire. Employees may defer up to $22,500 per year. Titan is required to contribute on behalf of each eligible participating employee. Titan will match 50% of the participants deferral not to exceed 3% of employee compensation. Employees will share in the matching contribution regardless of the amount of service completed during the plan year. Employees will become 100% vested in the employer matching contributions after one year of service.

Employer contributions for the nine months ended September 30, 2023 were $10,862, and $8,226 for the nine months ended September 30, 2022.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
BENEFIT PLAN

NOTE 11 – BENEFIT PLAN

The Company offers a 401(k) plan. Employees are eligible to participate in the plan on the first day of the month following the date of hire. Employees may defer up to $22,500 per year. The Company is required to contribute on behalf of each eligible participating employee. The Company will match 50% of the participants deferral not to exceed 3%. Employees will share in the matching contribution regardless of the amount of service completed during the plan year. Employees will become 100% vested in the employer matching contributions after one year of service.

Employer contributions for the year ended December 31, 2022 and 2021 was $11,164 and $10,957, respectively.